Adv B Adv C | Treasury Fund
Fund Summary Fund/Class: Treasury Fund/Advisor B (Class B), Advisor C (Class C)
Investment Objective
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Adv B Adv C Treasury Fund	Treasury Fund - Advisor B Class		Treasury Fund - Advisor C Class
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	5.00%	[1]	1.00%	[2]
[1]	Maximum contingent deferred sales charge (CDSC) declines over 6 years from 5.00% to 0%.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Adv B Adv C Treasury Fund	Treasury Fund - Advisor B Class	Treasury Fund - Advisor C Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	1.00%	1.00%
Other expenses	0.24%	0.23%
Total annual operating expenses	1.49%	1.48%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example Adv B Adv C Treasury Fund (USD $)	Treasury Fund - Advisor B Class	Treasury Fund - Advisor C Class
1 year	652	251
3 years	771	468
5 years	1,013	808
10 years	1,477	1,768

Hold Shares
Expense Example, No Redemption Adv B Adv C Treasury Fund (USD $)	Treasury Fund - Advisor B Class	Treasury Fund - Advisor C Class
1 year	152	151
3 years	471	468
5 years	813	808
10 years	1,477	1,768

Principal Investment Strategies
  Normally investing at least 80% of assets in U.S. Treasury securities and repurchase agreements for those securities.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class B:	Returns	Quarter ended
Highest Quarter Return	1.07%	March 31, 2001
Lowest Quarter Return	0.00%	March 31, 2009
Year-to-Date Return	0.01%	September 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. For the periods ended December 31, 2010
Average Annual Total Returns Adv B Adv C Treasury Fund	Past 1 year	Past 5 years	Past 10 years
Treasury Fund - Advisor B Class	(4.99%)	1.18%	1.35%
Treasury Fund - Advisor C Class	(0.99%)	1.56%	1.29%